CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS
Clinic services	$ 3,154,301	$ 1,949,549	$ 1,091,386
Product revenues	54,895	82,032	0
Total revenues	3,209,196	2,031,581	1,091,386
Cost of clinic services	1,157,428	793,374	417,047
Cost of product revenues	36,132	32,902	0
Total direct clinic expenses	1,193,560	826,276	417,047
Earnings from clinic operations	2,015,636	1,205,305	674,339
Operating expenses	3,947,408	2,933,619	2,517,681
Legal and professional fees	1,394,571	1,015,743	1,450,141
Depreciation and amortization expense	381,492	327,059	123,473
Impairment of intangible assets	340,575	93,757	64,200
Impairment of goodwill	117,218	2,377,397	0
Share-based payments	323,799	608,944	892,417
Loss from operations	(4,489,427)	(6,151,214)	(4,373,573)
Listing fee	0	0	1,308,808
Accretion expense	327,301	114,515	241,521
Interest expense	212,110	240,539	126,375
Issuance costs allocated to warrants ccounted for as liabilities	44,947	129,965	0
Interest income	(7,573)	(4,977)	0
Gain on debt settlement or accounts payable	0	(15,130)	0
Gain on termination of leases	(14,049)	(76,717)	0
Loss (gain) on change in fair value of warrant liability	11,886,796	(2,065,781)	(1,598,425)
Gain on change in fair value of conversion feature	(2,795)	(587,229)	(890,136)
Impairment of promissory note	130,147	0	0
Impairment of assets held for sale	0	0	57,072
Restructuring expense, net	0	88,808	110,424
Other expense (income), net	0	130,104	60,706
Other expenses (income)	12,576,884	(1,849,551)	(583,655)
Net loss and comprehensive loss for the year	$ (17,066,311)	$ (4,301,663)	$ (3,789,918)
Loss per share
Basic	$ (0.09)	$ (0.04)	$ (0.06)
Diluted	$ (0.09)	$ (0.04)	$ (0.06)
Weighted average number of shares outstanding
Basic	182,331,616	117,289,366	66,670,041
Diluted	182,331,616	117,289,366	66,670,041